Bahl & Gaynor Income Growth Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.7%
	CONSUMER DISCRETIONARY — 7.7%
131,669	Home Depot, Inc.	$50,508,228
206,331	McDonald's Corp.	58,175,026
427,796	Starbucks Corp.	39,096,276
		147,779,530
	CONSUMER STAPLES — 12.0%
978,861	Keurig Dr Pepper, Inc.	30,021,667
946,178	Mondelez International, Inc., Class A	66,232,460
394,401	PepsiCo, Inc.	69,024,119
398,032	Procter & Gamble Co.	64,580,692
		229,858,938
	ENERGY — 9.3%
367,259	Chevron Corp.	57,931,435
149,325	Exxon Mobil Corp.	17,357,538
791,524	Kinder Morgan, Inc.	14,516,550
285,030	Phillips 66	46,556,800
1,072,517	Williams Cos., Inc.	41,795,988
		178,158,311
	FINANCIALS — 12.5%
109,472	CME Group, Inc.	23,568,227
124,606	JPMorgan Chase & Co.	24,958,582
244,167	Marsh & McLennan Cos., Inc.	50,293,519
318,829	PNC Financial Services Group, Inc.	51,522,766
198,764	Travelers Cos., Inc.	45,743,547
938,596	U.S. Bancorp	41,955,241
		238,041,882
	HEALTH CARE — 15.1%
144,785	Abbott Laboratories	16,456,263
443,767	AbbVie, Inc.	80,809,971
37,332	Amgen, Inc.	10,614,234
123,425	Eli Lilly & Co.	96,019,713
645,868	Merck & Co., Inc.	85,222,283
		289,122,464
	INDUSTRIALS — 10.2%
218,943	Eaton Corp. PLC[1]	68,459,097
180,099	Fastenal Co.	13,892,837
34,130	General Dynamics Corp.	9,641,384
107,958	Illinois Tool Works, Inc.	28,968,370
75,352	Lockheed Martin Corp.	34,275,364
136,150	RTX Corp.	13,278,709
177,331	United Parcel Service, Inc., Class B	26,356,707
		194,872,468

Bahl & Gaynor Income Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MATERIALS — 2.3%
181,612	Air Products & Chemicals, Inc.	$43,999,139
	REAL ESTATE — 3.8%
270,904	Prologis, Inc. - REIT	35,277,119
681,043	Realty Income Corp. - REIT	36,844,426
		72,121,545
	TECHNOLOGY — 19.8%
149,830	Automatic Data Processing, Inc.	37,418,544
83,458	Broadcom, Inc.	110,616,068
576,997	Cisco Systems, Inc.	28,797,920
659,855	Corning, Inc.	21,748,821
237,104	Dell Technologies, Inc., Class C	27,055,938
94,338	Microsoft Corp.	39,689,883
80,717	NXP Semiconductors NV1	19,999,251
197,427	Paychex, Inc.	24,244,036
150,334	QUALCOMM, Inc.	25,451,546
252,743	Texas Instruments, Inc.	44,030,358
		379,052,365
	UTILITIES — 6.0%
701,727	NextEra Energy, Inc.	44,847,373
352,283	PPL Corp.	9,698,351
590,238	Sempra	42,396,795
221,466	WEC Energy Group, Inc.	18,186,788
		115,129,307
	TOTAL COMMON STOCKS
	(Cost $1,186,695,039)	1,888,135,949
	SHORT-TERM INVESTMENTS — 1.2%
23,111,886	Fidelity Investments Money Market Treasury Portfolio - Class I 5.13%[2]	23,111,886
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $23,111,886)	23,111,886
	TOTAL INVESTMENTS — 99.9%
	(Cost $1,209,806,925)	1,911,247,835
	Other Assets in Excess of Liabilities — 0.1%	1,051,885
	TOTAL NET ASSETS — 100.0%	$1,912,299,720

PLC – Public Limited Company
REIT – Real Estate Investment Trusts

[1]Foreign security denominated in U.S. Dollars.
[2]The rate is the annualized seven-day yield at period end.